Variable Interest Entity (Details) - CNY (¥)	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 22, 2022	Nov. 24, 2021	Dec. 20, 2022
Variable Interest Entity [Abstract]
Equity interest amount	¥ 1	¥ 1	¥ 1